Advances for Vessels under Construction - Remaining contractual commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Advances for Vessels under Construction
December 31, 2025	$ 185,102
December 31, 2026	407,440
December 31, 2027	570,592
December 31, 2028	94,500
Total contractual commitments	$ 1,257,634